Cover	Jul. 31, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The sole purpose of this amendment to the Current Report on Form 8-K/A (the “Form 8-K/A”), filed by Sensata Technologies Holding plc (the “Company”) with the Securities and Exchange Commission on August 3, 2020 (the “Form 8-K”), is to add Inline eXtensible Business Reporting Language (“XBRL”) tagging to the cover page of this Form 8-K/A and to furnish Exhibit 104 to this Form 8-K/A relating to the same.
Document Period End Date	Jul. 31, 2020
Entity File Number	001-34652
Entity Registrant Name	SENSATA TECHNOLOGIES HOLDING PLC
Entity Central Index Key	0001477294
Entity Tax Identification Number	98-1386780
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	529 Pleasant Street
Entity Address, City or Town	Attleboro
Entity Address, State or Province	MA
Entity Address, Country	US
Entity Address, Postal Zip Code	02703
City Area Code	508
Local Phone Number	236 3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares - nominal value €0.01 per share
Trading Symbol	ST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false